LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2015
Long Term Loans From Shareholders And Others Disclosure [Abstract]
Long Term Loans From Shareholders And Others Disclosure [Text Block]
NOTE 12:-	LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS

a.	Long-term loans from shareholders and others – composition:

	December 31,
	2015	2014

In NIS linked to CPI (see c1and c2 below)	$264	$306
In Dollars (see c4 below)	-	737
In other currencies (see c5 below)	-	196

	264	1,239
Less - current maturities	84	242

	$180	$997

b.	As of December 31, 2015, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2016 (current maturities)	84
2017	84
2018	84
2019	12
Thereafter	-

$264

c.	1.
During 2008-2009, Shagrir's subsidiary received loan from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2015, the balance of the loan is $  260.

2.
In July 2013, Shagrir's subsidiary received a loan from its supplier in the amount of NIS $ 216 for the purchase of 9 cars. As of December 31, 2014 the balance of the loan is $ 136. The loan bears an annual interest rate of prime +3.8%. The loan was repaid during 2014 and 2015.

3.	Pointer Mexico received a loan of $ 737 from its Mexican local partner in 2005 and 2004. This loan was capitalized in December 2015.